OTHER COMPREHENSIVE INCOME AND ACCUMULATED OTHER COMPREHENSIVE LOSS (Tables)	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Schedule of components of other comprehensive income
Components of OCI including Non-Controlling Interests and the related tax effects are as follows:

year ended December 31, 2014	Before tax amount	Income tax recovery/(expense)	Net of tax amount
(millions of Canadian dollars)

Foreign currency translation gains on net investments in foreign operations	462	55	517
Change in fair value of net investment hedges	(373)	97	(276)
Change in fair value of cash flow hedges	(118)	49	(69)
Reclassification to Net Income of gains and losses on cash flow hedges	(95)	40	(55)
Unrealized actuarial gains and losses on pension and other post-retirement benefit plans	(146)	44	(102)
Reclassification to Net Income of actuarial gains and losses and prior service costs on pension and other post-retirement benefit plans	25	(7)	18
Other comprehensive loss on Equity Investments	(272)	68	(204)
Other comprehensive loss	(517)	346	(171)

year ended December 31, 2013	Before tax amount	Income tax recovery/(expense)	Net of tax amount
(millions of Canadian dollars)

Foreign currency translation gains on net investments in foreign operations	269	114	383
Change in fair value of net investment hedges	(323)	84	(239)
Change in fair value of cash flow hedges	121	(50)	71
Reclassification to Net Income of gains and losses on cash flow hedges	60	(19)	41
Unrealized actuarial gains and losses on pension and other post-retirement benefit plans	96	(29)	67
Reclassification to Net Income of actuarial gains and losses and prior service costs on pension and other post-retirement benefit plans	34	(11)	23
Other comprehensive income on Equity Investments	313	(79)	234
Other comprehensive income	570	10	580

year ended December 31, 2012	Before tax amount	Income tax recovery/(expense)	Net of tax amount
(millions of Canadian dollars)
Foreign currency translation losses on net investments in foreign operations	(97)	(32)	(129)
Change in fair value of net investment hedges	59	(15)	44
Change in fair value of cash flow hedges	61	(13)	48
Reclassification to Net Income of gains and losses on cash flow hedges	219	(81)	138
Unrealized actuarial gains and losses on pension and other post-retirement benefit plans	(104)	31	(73)
Reclassification to Net Income of actuarial gains and losses and prior service costs on pension and other post-retirement benefit plans	22	—	22
Other comprehensive loss on Equity Investments	(93)	23	(70)
Other comprehensive income/(loss)	67	(87)	(20)

Schedule of changes in accumulated other comprehensive income
The changes in AOCI by component is as follows:

	Currency translation adjustments	Cash flow hedges	Pension and OPEB plan adjustments	Equity Investments	Total[1]

AOCI Balance at January 1, 2012	(643)	(302)	(236)	(268)	(1,449)
Other comprehensive (loss)/income before reclassifications[2]	(64)	48	(73)	(67)	(156)
Amounts reclassified from Accumulated Other Comprehensive Loss	—	138	22	(3)	157
Net current period other comprehensive (loss)/income	(64)	186	(51)	(70)	1
AOCI Balance at December 31, 2012	(707)	(116)	(287)	(338)	(1,448)
Other comprehensive income before reclassifications[2]	78	71	67	219	435
Amounts reclassified from Accumulated Other Comprehensive Loss	—	41	23	15	79
Net current period other comprehensive income	78	112	90	234	514
AOCI Balance at December 31, 2013	(629)	(4)	(197)	(104)	(934)
Other comprehensive income/(loss) before reclassifications[2]	111	(69)	(102)	(206)	(266)
Amounts reclassified from Accumulated Other Comprehensive Loss[3]	—	(55)	18	2	(35)
Net current period other comprehensive income/(loss)	111	(124)	(84)	(204)	(301)
AOCI Balance at December 31, 2014	(518)	(128)	(281)	(308)	(1,235)

1	All amounts are net of tax. Amounts in parentheses indicate losses recorded to OCI.

2	OCI before reclassifications on currency translation adjustments is net of non-controlling interest gains of $130 million in 2014 (2013 - $66 million gains; 2012 - $21 million losses).

3
Losses related to cash flow hedges reported in AOCI and expected to be reclassified to net income in the next 12 months are estimated to be $95 million ($55 million, net of tax) at December 31, 2014. These estimates assume constant commodity prices, interest rates and foreign exchange rates over time, however, the amounts reclassified will vary based on the actual value of these factors at the date of settlement.

Schedule of reclassifications out of accumulated other comprehensive income
Details about reclassifications out of AOCI into the Consolidated Statement of Income are as follows:

	Amounts reclassified from accumulated other comprehensive loss[1]			Affected line item in the consolidated statement of income
year ended December 31	2014	2013	2012
(millions of Canadian dollars)

Cash flow hedges
Power and Natural Gas	111	(44)	201	Revenue (Energy)
Interest	(16)	(16)	18	Interest Expense
	95	(60)	219	Total before tax
	(40)	19	(81)	Income Tax Expense
	55	(41)	138	Net of tax
Pension and OPEB plan adjustments
Amortization of actuarial loss and past service cost[2]	(25)	(34)	(22)	[2]
	7	11	—	Income Tax Expense
	(18)	(23)	(22)	Net of tax
Equity Investments
Equity Income	(2)	(20)	5	Income from Equity Investments
	—	5	(2)	Income Tax Expense
	(2)	(15)	3	Net of tax

1	All amounts in parentheses indicate expenses to the Consolidated Statement of Income.

2	These Accumulated Other Comprehensive Loss components are included in the computation of net benefit cost. Refer to Note 22 for additional detail.